FINANCIAL RISK MANAGEMENT, Credit Risk, Trade and Other Receivables (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Trade and Other Receivables, Current and Noncurrent [Abstract]
Current trade receivables	$ 10,756,021		$ 9,479,095
Allowances for doubtful accounts	(132,521)	[1]	(200,029)	[1]	$ (277,325)
Total	10,623,500		9,279,066
Credits for subsidies	1,246,096
Trade and other receivables [Abstract]
Revenues	88,976,328		84,333,261		99,790,386
Cash and financial placements [Abstract]
Exchange losses on financial instruments	(1,896,864)		12,041,714
Natural Gas Transportation [Member]
Trade and other receivables [Abstract]
Revenues			35,473,714
Natural Gas Transportation [Member] | MetroGas [Member]
Trade and other receivables [Abstract]
Revenues	6,068,906		8,896,666		12,019,559
Trade receivables	1,442,363		2,176,289
Natural Gas Transportation [Member] | Camuzzi Gas Pampeana S.A. [Member]
Trade and other receivables [Abstract]
Revenues	4,470,877		6,578,246		8,945,151
Trade receivables	350,002		1,065,858
Natural Gas Transportation [Member] | Naturgy Argentina [Member]
Trade and other receivables [Abstract]
Revenues	3,619,951		5,317,677		7,184,143
Trade receivables	300,943		473,256
Natural Gas Transportation [Member] | CAMMESA [Member]
Trade and other receivables [Abstract]
Revenues	2,772,294		3,535,855		2,749,488
Trade receivables	612,967		1,005,463
Natural Gas Transportation [Member] | Pampa Energia [Member]
Trade and other receivables [Abstract]
Revenues	855,551		1,269,833		1,651,360
Trade receivables	327,428		463,383
Natural Gas Transportation [Member] | Camuzzi Gas del Sur S.A. [Member]
Trade and other receivables [Abstract]
Revenues	1,033,392		1,574,291		2,210,576
Trade receivables	151,421		221,831
Liquids Production and Commercialization [Member] | PBB Polisur [Member]
Trade and other receivables [Abstract]
Revenues	13,685,117		14,043,121		13,024,592
Trade receivables	1,426,407		1,174,010
Liquids Production and Commercialization [Member] | Petredec [Member]
Trade and other receivables [Abstract]
Revenues	0		1,043,349		2,061,636
Trade receivables	0		0
Liquids Production and Commercialization [Member] | Geogas Trading S.A. [Member]
Trade and other receivables [Abstract]
Revenues	3,800,056		434,033		3,476,753
Trade receivables	2,687,682		0
Liquids Production and Commercialization [Member] | Italgas S.A. [Member]
Trade and other receivables [Abstract]
Revenues	151,457		598,192		0
Trade receivables	0		0
Liquids Production and Commercialization [Member] | YPF [Member]
Trade and other receivables [Abstract]
Revenues	1,899,572		1,469,282		2,546,266
Trade receivables	34,309		63,945
Liquids Production and Commercialization [Member] | Petrobras Global Trading BV [Member]
Trade and other receivables [Abstract]
Revenues	5,623,159		6,808,862		9,136,707
Trade receivables	0		428,809
Liquids Production and Commercialization [Member] | Trafigura Beheer [Member]
Trade and other receivables [Abstract]
Revenues	6,925,555		0		$ 0
Trade receivables	$ 691,580		$ 0

[1]	Said amount represents the best estimate made by tgs according to what is stated in Note 4.b).